RELATED PARTY TRANSACTIONS 1 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Frontline
Related Party Transaction [Line Items]
Vessel management annual fee	$ 50	$ 50	$ 50
SeaTeam Singapore Pte Limited
Related Party Transaction [Line Items]
Technical managers annual fee	$ 219	$ 218	$ 0